Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

8. INVENTORIES, NET

Inventories, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Raw materials	2,017,541	3,772,944	484,749
Work-in-progress	7,071,984	3,749,895	481,787
Finished goods	2,667,612	5,326,310	684,325
Total	11,757,137	12,849,149	1,650,861

During the years ended December 31, 2023, 2024 and 2025, our obsolete and slow-moving inventories amounted to HK$267,847, HK$20,716 and Nil (Nil), respectively.